GENERAL AND ADMINISTRATIVE	6 Months Ended
Jun. 30, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

12.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank Mine in March 2011, the Company recognized, during the three months ended March 31, 2011, a loss on disposal of the kitchen of $6.9 million, and incurred related costs of $5.3 million, and also recognized an insurance receivable for $9.1 million. The difference of $3.1 million was recognized in the "General and Administrative" line item of the Consolidated Statements of Income during the first quarter of 2011. The Company's exposure to insurance losses related to this claim is limited to the $3.1 million exposure through its captive insurance company. An additional $1.5 million in kitchen fire related costs were incurred during the second quarter of 2011. An insurance receivable was recognized for the full amount and there was no impact on the "General and Administrative" line item of the Consolidated Statements of Income during the second quarter of 2011.